Employees Salary and Related Costs - Schedule of Employees Salary and Related Costs (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Employees Salary and Related Costs [Abstract]
Director fees	RM 407,080	$ 96,636
Director salaries	390,000	92,582	246,850
Admin salaries	1,485,617	352,669	1,026,827
Technical staff salaries	1,696,953	402,837	1,418,215
Total	3,979,650	944,724	2,691,892
Director related expenses	327,795	77,815	137,099
Admin related expenses	584,928	138,855	653,946
Technical staff related expenses	712,493	169,138	751,407
Total	RM 1,625,216	$ 385,808	RM 1,542,452